Auditor's Remuneration - Summary of Detailed Information About Auditor's Remuneration (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Auditors Remuneration [Abstract]
Audit fees	$ 367,000	$ 190,329	$ 175,855
Audit-related fees	381,484	646,300
Total	$ 748,484	$ 836,629	$ 175,855